SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            SENTRY VARIABLE ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2006

ASSETS:

Investments at value:

     Janus Aspen Series:
     -------------------
        Aspen Large Cap Growth Portfolio, 1,211 shares (cost $25,167)                 $         27,989
        Aspen Mid Cap Growth Portfolio, 7,639 shares (cost $358,469)                           251,862
        Aspen Worldwide Growth Portfolio, 45 shares (cost $1,007)                                1,461
        Aspen Balanced Portfolio, 279 shares (cost $5,995)                                       7,794

     T. Rowe Price Fixed Income Series, Inc.:
     ----------------------------------------
        Prime Reserve Portfolio, 49,424 shares (cost $49,424)                                   49,424
        Limited Term Bond Portfolio, 15,186 shares (cost $76,339)                               74,257

     T. Rowe Price Equity Series, Inc.:
     ----------------------------------
        Equity Income Portfolio, 1,986 shares (cost $39,907)                                    49,343
        Personal Strategy Balanced Portfolio, 18,053 shares (cost $280,862)                    353,286
        Mid-Cap Growth Portfolio, 1,063 shares (cost $24,030)                                   25,383

     T. Rowe Price International Series, Inc.:
     -----------------------------------------
        International Stock Portfolio, 1,815 shares (cost $24,925)                              32,623

     Vanguard Variable Insurance Fund:
     ---------------------------------
        Equity Index Portfolio, 114 shares (cost $3,257)                                         3,373
        Small Company Growth Portfolio, 549 shares (cost $9,986)                                10,611
        Mid-Cap Index Portfolio, 675 shares (cost $10,156)                                      13,389
        REIT Index Portfolio, 25 shares (cost $507)                                                615
                                                                                        ---------------

     Net Assets                                                                       $        901,410
                                                                                        ===============













   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS

                                                        For the Years ended December 31,
                                                --------------------------------------------------

                                                      Janus Aspen                Janus Aspen
                                                   Large Cap Growth*            Mid Cap Growth
                                                ----------------------      ----------------------
                                                  2006          2005          2006          2005
                                                --------      --------      --------      --------
Investment Income:
  Dividends                                     $    130      $     83      $      -      $      -

Expenses:
  Mortality and expense risk charges                 316           293         2,826         2,593
                                                --------      --------      --------      --------

Net investment income (loss)                        (186)         (210)       (2,826)       (2,593)
                                                --------      --------      --------      --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                11           (18)       (5,390)      (23,230)

  Capital gain distributions received                  -             -             -             -
                                                --------      --------      --------      --------

  Realized gain (loss) on investments and
    capital gain distributions, net                   11           (18)       (5,390)      (23,230)

Unrealized appreciation (depreciation), net        2,733           979        35,930        49,561
                                                --------      --------      --------      --------

Net increase (decrease) in net assets
  from operations                               $  2,558      $    751      $ 27,714      $ 23,738
                                                ========      ========      ========      ========


                                                        For the Years ended December 31,
                                                --------------------------------------------------

                                                     Janus Aspen                  Janus Aspen
                                                   Worldwide Growth                Balanced
                                                ----------------------      ----------------------
                                                  2006          2005          2006          2005
                                                --------      --------      --------      --------
Investment Income:
  Dividends                                     $     23      $     17      $    161      $    157

Expenses:
  Mortality and expense risk charges                  15            14            89            82
                                                --------      --------      --------      --------

Net investment income (loss)                           8             3            72            75
                                                --------      --------      --------      --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                 7             5            22            14

  Capital gain distributions received                  -             -             -             -
                                                --------      --------      --------      --------

  Realized gain (loss) on investments and
    capital gain distributions, net                    7             5            22            14

Unrealized appreciation (depreciation), net          195            48           575           359
                                                --------      --------      --------      --------

Net increase (decrease) in net assets
  from operations                               $    210      $     56      $    669      $    448
                                                ========      ========      ========      ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

*Formerly Janus Aspen Growth

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS


                                                         For the Years Ended December 31,
                                            --------------------------------------------------------------

                                               T. Rowe Price        T. Rowe Price         T. Rowe Price
                                               Prime Reserve      Limited Term Bond       Equity Income
                                             ------------------  -------------------   -------------------
                                               2006      2005      2006      2005       2006       2005
                                             --------  --------  --------   --------   --------   --------
Investment Income:
  Dividends                                  $  2,184  $  1,224  $  3,131   $  3,617   $    879   $  1,440

Expenses:
  Mortality and expense risk charges              579       527       943      1,217        768      1,132
                                             --------  --------  --------   --------   --------   --------

Net investment income (loss)                    1,605       697     2,188      2,400        111        308
                                             --------  --------  --------   --------   --------   --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)              -         -      (924)       (62)    14,484      4,140

  Capital gain distributions received               -         -         -          -      1,510      4,406
                                             --------  --------  --------   --------   --------   --------

  Realized gain (loss) on investments and
    capital gain distributions, net                 -         -      (924)       (62)    15,994      8,546

Unrealized appreciation (depreciation), net         -         -       780     (1,797)    (6,017)    (7,929)
                                             --------  --------  --------   --------   --------   --------

Net increase (decrease) in net assets
  from operations                            $  1,605  $    697  $  2,044   $    541   $ 10,088   $    925
                                             ========  ========  ========   ========   ========   ========


                                                         For the Years Ended December 31,
                                            --------------------------------------------------------------

                                               T. Rowe Price
                                             Personal Strategy      T. Rowe Price         T. Rowe Price
                                                   Balanced         Mid-Cap Growth        International
                                             ------------------  -------------------   -------------------
                                               2006      2005      2006      2005       2006       2005
                                             --------  --------  --------   --------   --------   --------
Investment Income:
  Dividends                                  $  7,506  $  6,228  $      -   $      -   $    358   $    310

Expenses:
  Mortality and expense risk charges            4,327     4,159       327        384        354        211
                                             --------  --------  --------   --------   --------   --------

Net investment income (loss)                    3,179     2,069      (327)      (384)         4         99
                                             --------  --------  --------   --------   --------   --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)         10,999     1,130     4,339      1,152        152         26

  Capital gain distributions received          10,525     3,132     3,143      1,928        107         68
                                             --------  --------  --------   --------   --------   --------

  Realized gain (loss) on investments and
    capital gain distributions, net            21,524     4,262     7,482      3,080        259         94

Unrealized appreciation (depreciation), net    11,965    11,632    (5,197)     2,534      4,423      3,104
                                             --------  --------  --------   --------   --------   --------

Net increase (decrease) in net assets
  from operations                            $ 36,668  $ 17,963  $  1,958   $  5,230   $  4,686   $  3,297
                                             ========  ========  ========   ========   ========   ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS

                                                          For the Years Ended December 31,
                                             -----------------------------------------------------------

                                                 Vanguard           Vanguard              Vanguard
                                                 Balanced          Equity Index     Small Company Growth
                                             -----------------   -----------------  --------------------
                                              2006      2005      2006      2005      2006       2005
                                             -------   -------   -------   -------   -------    -------
Investment Income:
  Dividends                                  $     -   $    95   $    53   $    64   $    35    $     -

Expenses:
  Mortality and expense risk charges               -        14        37        14       151        261
                                             -------   -------   -------   -------   -------    -------

Net investment income (loss)                       -        81        16        50      (116)      (261)
                                             -------   -------   -------   -------   -------    -------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             -       584       (11)      574     3,483      1,551

  Capital gain distributions received              -        60       204       151     1,079      1,220
                                             -------   -------   -------   -------   -------    -------

  Realized gain (loss) on investments and
    capital gain distributions, net                -       644       193       725     4,562      2,771

Unrealized appreciation (depreciation), net        -      (776)      116      (921)   (2,256)    (1,809)
                                             -------   -------   -------   -------   -------    -------

Net increase (decrease) in net assets
  from operations                                $ -   $   (51)  $   325   $  (146)  $ 2,190    $   701
                                             =======   =======   =======   =======   =======    =======


                                               For the Years Ended December 31,
                                             -------------------------------------

                                                 Vanguard            Vanguard
                                               Mid-Cap Index        REIT Index
                                             -----------------   -----------------
                                              2006      2005      2006      2005
                                             -------   -------   -------   -------

Investment Income:
  Dividends                                  $   113   $   122   $     -   $   111

Expenses:
  Mortality and expense risk charges             147       152         5        15
                                             -------   -------   -------   -------

Net investment income (loss)                     (34)      (30)       (5)       96
                                             -------   -------   -------   -------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)         1,186        41         1       938

  Capital gain distributions received            436         -         -       245
                                             -------   -------   -------   -------

  Realized gain (loss) on investments and
    capital gain distributions, net            1,622        41         1     1,183

Unrealized appreciation (depreciation), net      (79)    1,516       108    (1,447)
                                             -------   -------   -------   -------

Net increase (decrease) in net assets
  from operations                            $ 1,509   $ 1,527   $   104   $  (168)
                                             =======   =======   =======   =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the Years ended December 31,
                                                          ---------------------------------------------------

                                                               Janus Aspen                 Janus Aspen
                                                             Large Cap Growth*            Mid Cap Growth
                                                          -----------------------     -----------------------
                                                            2006          2005          2006          2005
                                                          ---------     ---------     ---------     ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $    (186)    $    (210)    $  (2,826)    $  (2,593)

  Realized gains (losses) on investments                         11           (18)       (5,390)      (23,230)

  Unrealized appreciation (depreciation), net                 2,733           979        35,930        49,561
                                                          ---------     ---------     ---------     ---------

Net increase  (decrease) in net assets from operations        2,558           751        27,714        23,738
                                                          ---------     ---------     ---------     ---------

Contract transactions:
  Purchase payments                                               -             -             -             -

  Transfers between subaccounts, net                              -             -             -        15,563

  Withdrawals                                                     -             -        (3,072)      (17,405)

  Contract maintenance fees                                     (19)          (18)         (501)         (539)

  Surrender charges                                               -             -             -           (71)
                                                          ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
  derived from contract transactions                            (19)          (18)       (3,573)       (2,452)
                                                          ---------     ---------     ---------     ---------

Total increase (decrease) in net assets                       2,539           733        24,141        21,286

Net assets at beginning of year                              25,450        24,717       227,721       206,435
                                                          ---------     ---------     ---------     ---------

Net assets at end of year                                 $  27,989     $  25,450     $ 251,862     $ 227,721
                                                          =========     =========     =========     =========


                                                                   For the Years ended December 31,
                                                          ---------------------------------------------------

                                                               Janus Aspen                  Janus Aspen
                                                             Worldwide Growth                Balanced
                                                          -----------------------     -----------------------
                                                            2006          2005          2006          2005
                                                          ---------     ---------     ---------     ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $       8     $       3     $      72     $      75

  Realized gains (losses) on investments                          7             5            22            14

  Unrealized appreciation (depreciation), net                   195            48           575           359
                                                          ---------     ---------     ---------     ---------

Net increase  (decrease) in net assets from operations          210            56           669           448
                                                          ---------     ---------     ---------     ---------

Contract transactions:
  Purchase payments                                               -             -             -             -

  Transfers between subaccounts, net                              -             -             -             -

  Withdrawals                                                     -             -             -             -

  Contract maintenance fees                                     (11)          (11)          (40)          (39)

  Surrender charges                                               -             -             -             -
                                                          ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
  derived from contract transactions                            (11)          (11)          (40)          (39)
                                                          ---------     ---------     ---------     ---------

Total increase (decrease) in net assets                         199            45           629           409

Net assets at beginning of year                               1,262         1,217         7,165         6,756
                                                          ---------     ---------     ---------     ---------

Net assets at end of year                                 $   1,461     $   1,262     $   7,794     $   7,165
                                                          =========     =========     =========     =========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

*Formerly Janus Aspen Growth

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              For the Years Ended December 31,
                                                         --------------------------------------------------------------------------

                                                             T. Rowe Price             T. Rowe Price             T. Rowe Price
                                                             Prime Reserve           Limited Term Bond           Equity Income
                                                         ----------------------    ----------------------    ----------------------
                                                           2006         2005         2006         2005         2006         2005
                                                         ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $   1,605    $     697    $   2,188    $   2,400    $     111    $     308

  Realized gains (losses) on investments                         -            -         (924)         (62)      15,994        8,546

  Unrealized appreciation (depreciation), net                    -            -          780       (1,797)      (6,017)      (7,929)
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net increase (decrease) in net assets from operations        1,605          697        2,044          541       10,088          925
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Contract transactions:
  Purchase payments                                            850        5,070            -          595        5,271        1,807

  Transfers between subaccounts, net                             -            -       (3,167)           -            -      (46,676)

  Withdrawals                                                    -            -      (24,980)      (3,154)     (59,098)           -

  Contract maintenance fees                                    (47)         (48)         (73)         (99)         (32)         (45)

  Surrender charges                                              -            -         (374)         (15)        (922)           -
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net increase (decrease) in net assets
  derived from contract transactions                           803        5,022      (28,594)      (2,673)     (54,781)     (44,914)
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Total increase (decrease) in net assets                      2,408        5,719      (26,550)      (2,132)     (44,693)     (43,989)

Net assets at beginning of year                             47,016       41,297      100,807      102,939       94,036      138,025
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net assets at end of year                                $  49,424    $  47,016    $  74,257    $ 100,807    $  49,343    $  94,036
                                                         =========    =========    =========    =========    =========    =========


                                                                              For the Years Ended December 31,
                                                         --------------------------------------------------------------------------

                                                             T. Rowe Price
                                                           Personal Strategy           T. Rowe Price             T. Rowe Price
                                                                Balanced              Mid-Cap Growth             International
                                                         ----------------------    ----------------------    ----------------------
                                                           2006         2005         2006         2005         2006         2005
                                                         ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $   3,179    $   2,069    $    (327)   $    (384)   $       4    $      99

  Realized gains (losses) on investments                    21,524        4,262        7,482        3,080          259           94

  Unrealized appreciation (depreciation), net               11,965       11,632       (5,197)       2,534        4,423        3,104
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net increase  (decrease) in net assets from operations      36,668       17,963        1,958        5,230        4,686        3,297
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Contract transactions:
  Purchase payments                                          7,200       13,358          300          300          150          150

  Transfers between subaccounts, net                        (7,000)           -            -       15,557        7,000       15,557

  Withdrawals                                              (47,764)      (4,601)     (11,841)      (2,062)        (258)           -

  Contract maintenance fees                                   (406)        (420)         (13)         (30)         (15)         (11)

  Surrender charges                                           (250)          (5)        (185)         (16)           -            -
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net increase (decrease) in net assets
  derived from contract transactions                       (48,220)       8,332      (11,739)      13,749        6,877       15,696
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Total increase (decrease) in net assets                    (11,552)      26,295       (9,781)      18,979       11,563       18,993

Net assets at beginning of year                            364,838      338,543       35,164       16,185       21,060        2,067
                                                         ---------    ---------    ---------    ---------    ---------    ---------

Net assets at end of year                                $ 353,286    $ 364,838    $  25,383    $  35,164    $  32,623    $  21,060
                                                         =========    =========    =========    =========    =========    =========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           For the Years Ended December 31,
                                                         --------------------------------------------------------------------

                                                               Vanguard              Vanguard                  Vanguard
                                                               Balanced             Equity Index         Small Company Growth
                                                         --------------------    --------------------    --------------------
                                                           2006        2005       2006        2005         2006        2005
                                                         --------    --------    --------    --------    --------    --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      -    $     81    $     16    $     50    $   (116)   $   (261)

  Realized gains (losses) on investments                        -         644         193         725       4,562       2,771

  Unrealized appreciation (depreciation), net                   -        (776)        116        (921)     (2,256)     (1,809)
                                                         --------    --------    --------    --------    --------    --------

Net increase  (decrease) in net assets from operations          -         (51)        325        (146)      2,190         701
                                                         --------    --------    --------    --------    --------    --------

Contract transactions:
  Purchase payments                                             -           -           -           -         600         600

  Transfers between subaccounts, net                            -         (17)      3,167          71           -         128

  Withdrawals                                                   -      (3,469)       (118)     (3,419)    (12,480)     (5,233)

  Contract maintenance fees                                     -          (8)         (1)         (7)         (5)        (45)

  Surrender charges                                             -         (93)          -         (93)       (160)       (105)
                                                         --------    --------    --------    --------    --------    --------

Net increase (decrease) in net assets
  derived from contract transactions                            -      (3,587)      3,048      (3,448)    (12,045)     (4,655)
                                                         --------    --------    --------    --------    --------    --------

Total increase (decrease) in net assets                         -      (3,638)      3,373      (3,594)     (9,855)     (3,954)

Net assets at beginning of year                                 -       3,638           -       3,594      20,466      24,420
                                                         --------    --------    --------    --------    --------    --------

Net assets at end of year                                $      -    $      -    $  3,373    $      -    $ 10,611    $ 20,466
                                                         ========    ========    ========    ========    ========    ========


                                                               For the Years Ended December 31,
                                                         --------------------------------------------

                                                               Vanguard               Vanguard
                                                             Mid-Cap Index           REIT Index
                                                         --------------------    --------------------
                                                           2006        2005       2006        2005
                                                         --------    --------    --------    --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $    (34)   $    (30)   $     (5)   $     96

  Realized gains (losses) on investments                    1,622          41           1       1,183

  Unrealized appreciation (depreciation), net                 (79)      1,516         108      (1,447)
                                                         --------    --------    --------    --------

Net increase  (decrease) in net assets from operations      1,509       1,527         104        (168)
                                                         --------    --------    --------    --------

Contract transactions:
  Purchase payments                                         1,650         600         524           -

  Transfers between subaccounts, net                            -           -           -        (183)

  Withdrawals                                              (3,590)          -         (13)     (3,595)

  Contract maintenance fees                                    (7)        (22)          -          (8)

  Surrender charges                                           (16)          -           -         (97)
                                                         --------    --------    --------    --------

Net increase (decrease) in net assets
  derived from contract transactions                       (1,963)        578         511      (3,883)
                                                         --------    --------    --------    --------

Total increase (decrease) in net assets                      (454)      2,105         615      (4,051)

Net assets at beginning of year                            13,843      11,738           -       4,051
                                                         --------    --------    --------    --------

Net assets at end of year                                $ 13,389    $ 13,843    $    615    $      -
                                                         ========    ========    ========    ========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 and 2005

1.    ORGANIZATION
      ------------
      The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

      The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

      The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.    SIGNIFICANT ACCOUNTING POLICIES
      -------------------------------
      The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      VALUATION OF INVESTMENTS

      Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      FEDERAL INCOME TAXES

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

3.    PURCHASES AND SALES OF SECURITIES
      ---------------------------------
      In 2006, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                PROCEEDS
                                                                      PURCHASES                 ON SALES
                                                                   ---------------           ---------------
    * Janus Aspen Large Cap Growth Portfolio                        $         130             $         335
      Janus Aspen Mid Cap Growth Portfolio                                      -                     6,401
      Janus Aspen Worldwide Growth Portfolio                                   23                        26
      Janus Aspen Balanced Portfolio                                          161                       129
      T. Rowe Price Prime Reserve Portfolio                                 3,034                       626
      T. Rowe Price Limited Term Bond Portfolio                             3,131                    29,536
      T. Rowe Price Equity Income Portfolio                                 7,660                    60,819
      T. Rowe Price Personal Strategy Balanced Portfolio                   25,632                    60,147
      T. Rowe Price Mid-Cap Growth Portfolio                                3,443                    12,366
      T. Rowe Price International Stock Portfolio                           7,616                       627
      Vanguard Balanced Portfolio                                               -                         -
      Vanguard Equity Index Portfolio                                       3,424                       156
      Vanguard Small Company Growth Portfolio                               1,714                    12,796
      Vanguard Mid-Cap Index Portfolio                                      2,199                     3,760
      Vanguard REIT Index Portfolio                                           524                        18
                                                                   ---------------           ---------------
          Total                                                     $      58,691             $     187,742
                                                                   ===============           ===============

      In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                PROCEEDS
                                                                      PURCHASES                 ON SALES
                                                                   ---------------           ---------------
    * Janus Aspen Large Cap Growth Portfolio                        $          83             $         311
      Janus Aspen Mid Cap Growth Portfolio                                 15,562                    20,607
      Janus Aspen Worldwide Growth Portfolio                                   17                        25
      Janus Aspen Balanced Portfolio                                          157                       121
      T. Rowe Price Prime Reserve Portfolio                                 6,294                       574
      T. Rowe Price Limited Term Bond Portfolio                             4,212                     4,485
      T. Rowe Price Equity Income Portfolio                                 7,652                    47,852
      T. Rowe Price Personal Strategy Balanced Portfolio                   22,720                     9,188
      T. Rowe Price Mid-Cap Growth Portfolio                               17,785                     2,492
      T. Rowe Price International Stock Portfolio                          16,086                       223
      Vanguard Balanced Portfolio                                             155                     3,601
      Vanguard Equity Index Portfolio                                         287                     3,534
      Vanguard Small Company Growth Portfolio                               1,948                     5,644
      Vanguard Mid-Cap Index Portfolio                                        722                       174
      Vanguard REIT Index Portfolio                                           356                     3,898
                                                                   ---------------           ---------------
          Total                                                     $      94,036             $     102,729
                                                                   ===============           ===============

       *Formerly Janus Aspen Growth Portfolio

4.    EXPENSES AND RELATED PARTY TRANSACTIONS
      ---------------------------------------
      A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6).

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

      There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

      Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

      Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.    CHANGES IN UNITS OUTSTANDING
      ----------------------------
      The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                                      UNITS           UNITS         NET INCREASE
                                                                     ISSUED         REDEEMED         (DECREASE)
                                                                   ------------   --------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                                 -                3                (3)
      Janus Aspen Mid Cap Growth Portfolio                                   -               77               (77)
      Janus Aspen Worldwide Growth Portfolio                                 -                2                (2)
      Janus Aspen Balanced Portfolio                                         -                4                (4)
      T. Rowe Price Prime Reserve Portfolio                                 41                2                39
      T. Rowe Price Limited Term Bond Portfolio                              -              907              (907)
      T. Rowe Price Equity Income Portfolio                                347            4,007            (3,660)
      T. Rowe Price Personal Strategy Balanced Portfolio                   189            1,351            (1,162)
      T. Rowe Price Mid-Cap Growth Portfolio                                21              788              (767)
      T. Rowe Price International Stock Portfolio                          778               30               748
      Vanguard Equity Index Portfolio                                      262               10               252
      Vanguard Small Company Growth Portfolio                               45              887              (842)
      Vanguard Mid-Cap Index Portfolio                                     109              246              (137)
      Vanguard REIT Index Portfolio                                         26                1                25

      The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                      UNITS           UNITS         NET INCREASE
                                                                     ISSUED         REDEEMED         (DECREASE)
                                                                   ------------   --------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                                 -                3                (3)
      Janus Aspen Mid Cap Growth Portfolio                                 410              441               (31)
      Janus Aspen Worldwide Growth Portfolio                                 -                2                (2)
      Janus Aspen Balanced Portfolio                                         -                3                (3)
      T. Rowe Price Prime Reserve Portfolio                                253                2               251
      T. Rowe Price Limited Term Bond Portfolio                             19              104               (85)
      T. Rowe Price Equity Income Portfolio                                132            3,485            (3,353)
      T. Rowe Price Personal Strategy Balanced Portfolio                   359              133               226
      T. Rowe Price Mid-Cap Growth Portfolio                             1,318              153             1,165
      T. Rowe Price International Stock Portfolio                        2,100                1             2,099
      Vanguard Balanced Portfolio                                            -              305              (305)
      Vanguard Equity Index Portfolio                                        6              324              (318)
      Vanguard Small Company Growth Portfolio                               62              467              (405)
      Vanguard Mid-Cap Index Portfolio                                      46                2                44
      Vanguard REIT Index Portfolio                                          -              250              (250)

    * Formerly Janus Aspen Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

6.    FINANCIAL HIGHLIGHTS
      --------------------
      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

                                                                                              EXPENSES       INCOME
                                                                             NET ASSETS       AS A % OF    AS A % OF
                                                                       -------------------     AVERAGE      AVERAGE
                                                                         UNIT                    NET          NET         TOTAL
                                                             UNITS       VALUE      (000'S)     ASSETS#      ASSETS       RETURN
                                                             -----       -----      -------     -------      ------       ------
    * Janus Aspen Large Cap Growth Portfolio                 4,176      $ 6.70       $ 28        1.20 %       0.49        10.06 %
      Janus Aspen Mid Cap Growth Portfolio                   5,071       49.66        252        1.20            -        12.27
      Janus Aspen Worldwide Growth Portfolio                   208        7.04          1        1.20         1.74        16.81
      Janus Aspen Balanced Portfolio                           655       11.90          8        1.20         2.16         9.41
      T. Rowe Price Prime Reserve Portfolio                  2,361       20.93         49        1.20         4.49         3.36
      T. Rowe Price Limited Term Bond Portfolio              2,290       32.42         74        1.20         4.06         2.83
      T. Rowe Price Equity Income Portfolio                  2,951       16.72         49        1.20         1.64        17.57
      T. Rowe Price Personal Strategy Balanced Portfolio     8,217       42.99        353        1.20         2.08        10.53
      T. Rowe Price Mid-Cap Growth Portfolio                 1,669       15.21         25        1.20            -         5.38
      T. Rowe Price International Stock Portfolio            3,113       10.48         33        1.20         1.20        17.68
      Vanguard Balanced Portfolio                                -           -          -        1.20            -        13.58
      Vanguard Equity Index Portfolio                          252       13.37          3        1.20         1.67        14.31
      Vanguard Small Company Growth Portfolio                  765       13.87         11        1.20         0.30         8.89
      Vanguard Mid-Cap Index Portfolio                         846       15.82         13        1.20         0.93        12.39
      Vanguard REIT Index Portfolio                             26       23.83          1        1.20            -        33.32

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

                                                                                              EXPENSES       INCOME
                                                                             NET ASSETS       AS A % OF    AS A % OF
                                                                       -------------------     AVERAGE      AVERAGE
                                                                         UNIT                    NET          NET         TOTAL
                                                             UNITS       VALUE      (000'S)     ASSETS#      ASSETS       RETURN
                                                             -----       -----      -------     -------      ------       ------
    * Janus Aspen Large Cap Growth Portfolio                 4,179      $ 6.09       $ 25        1.20 %       0.34         3.05 %
      Janus Aspen Mid Cap Growth Portfolio                   5,148       44.24        228        1.20            -        10.98
      Janus Aspen Worldwide Growth Portfolio                   209        6.03          1        1.20         1.42         4.61
      Janus Aspen Balanced Portfolio                           659       10.88          7        1.20         2.30         6.67
      T. Rowe Price Prime Reserve Portfolio                  2,321       20.25         47        1.20         2.76         1.57
      T. Rowe Price Limited Term Bond Portfolio              3,197       31.53        101        1.20         3.55         0.54
      T. Rowe Price Equity Income Portfolio                  6,612       14.22         94        1.20         1.58         2.69
      T. Rowe Price Personal Strategy Balanced Portfolio     9,379       38.90        365        1.20         1.79         5.16
      T. Rowe Price Mid-Cap Growth Portfolio                 2,436       14.44         35        1.20            -        13.38
      T. Rowe Price International Stock Portfolio            2,365        8.91         21        1.20         1.65        14.66
      Vanguard Balanced Portfolio                                -           -          -        1.20        10.52         5.54
      Vanguard Equity Index Portfolio                            -           -          -        1.20         7.22         3.52
      Vanguard Small Company Growth Portfolio                1,607       12.74         20        1.20            -         4.98
      Vanguard Mid-Cap Index Portfolio                         983       14.08         14        1.20         0.97        12.60
      Vanguard REIT Index Portfolio                              -           -          -        1.20        12.03        10.49

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    * Formerly Janus Aspen Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                              EXPENSES       INCOME
                                                                             NET ASSETS       AS A % OF    AS A % OF
                                                                       -------------------     AVERAGE      AVERAGE
                                                                         UNIT                    NET          NET         TOTAL
                                                             UNITS       VALUE      (000'S)     ASSETS#      ASSETS       RETURN
                                                             -----       -----      -------     -------      ------       ------
      Janus Aspen Growth Portfolio                           4,182      $ 5.91       $ 25        1.20 %       0.15 %       3.32 %
      Janus Aspen Mid Cap Growth Portfolio                   5,179       39.86        206        1.20            -        19.38
      Janus Aspen Worldwide Growth Portfolio                   211        5.76          1        1.20         1.04         3.58
      Janus Aspen Balanced Portfolio                           662       10.20          7        1.20         2.29         7.29
      T. Rowe Price Prime Reserve Portfolio                  2,071       19.94         41        1.20         0.85        (0.27)
      T. Rowe Price Limited Term Bond Portfolio              3,282       31.36        103        1.20         3.29        (0.06)
      T. Rowe Price Equity Income Portfolio                  9,965       13.85        138        1.20         1.58        13.61
      T. Rowe Price Personal Strategy Balanced Portfolio     9,153       36.99        339        1.20         2.05        11.51
      T. Rowe Price Mid-Cap Growth Portfolio                 1,271       12.73         16        1.20            -        17.00
      T. Rowe Price International Stock Portfolio              266        7.77          2        1.20         1.53        12.47
      Vanguard Balanced Portfolio                              305       11.92          4        1.20         2.51         9.93
      Vanguard Equity Index Portfolio                          318       11.30          4        1.20         1.29         9.45
      Vanguard Small Company Growth Portfolio                2,012       12.13         24        1.20         0.06        13.90
      Vanguard Mid-Cap Index Portfolio                         939       12.50         12        1.20         0.27        18.86
      Vanguard REIT Index Portfolio                            250       16.18          4        1.20         3.13        28.94

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                              EXPENSES       INCOME
                                                                             NET ASSETS       AS A % OF    AS A % OF
                                                                       -------------------     AVERAGE      AVERAGE
                                                                         UNIT                    NET          NET         TOTAL
                                                             UNITS       VALUE      (000'S)     ASSETS#      ASSETS       RETURN
                                                             -----       -----      -------     -------      ------       ------
      Janus Aspen Growth Portfolio                           4,151      $ 5.72       $ 24        1.20 %       0.10 %      30.19 %
      Janus Aspen Mid Cap Growth Portfolio                  11,313       33.39        378        1.20            -        33.53
      Janus Aspen Worldwide Growth Portfolio                   196        5.56          1        1.20         1.11        22.52
      Janus Aspen Balanced Portfolio                           667        9.51          6        1.20         2.12        12.69
      T. Rowe Price Prime Reserve Portfolio                  3,373       19.99         67        1.20         0.71        (0.54)
      T. Rowe Price Limited Term Bond Portfolio              3,564       31.38        112        1.20         3.85         3.01
      T. Rowe Price Equity Income Portfolio                  9,516       12.19        116        1.20         1.77        24.02
      T. Rowe Price Personal Strategy Balanced Portfolio     9,504       33.17        315        1.20         2.20        23.33
      T. Rowe Price Mid-Cap Growth Portfolio                   788       10.88          9        1.20            -        36.78
      Vanguard Balanced Portfolio                              273       10.84          3        1.20         3.52        18.82
      Vanguard Equity Index Portfolio                          310       10.32          3        1.20         1.64        26.74
      Vanguard Small Company Growth Portfolio                1,223       10.65         13        1.20            -        39.20
      Vanguard Mid-Cap Index Portfolio                         247       10.52          3        1.20            -        32.27
      Vanguard REIT Index Portfolio                            335       12.55          4        1.20         4.27        33.68

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                              EXPENSES       INCOME
                                                                             NET ASSETS       AS A % OF    AS A % OF
                                                                       -------------------     AVERAGE      AVERAGE
                                                                         UNIT                    NET          NET         TOTAL
                                                             UNITS       VALUE      (000'S)     ASSETS#      ASSETS       RETURN
                                                             -----       -----      -------     -------      ------       ------
      Janus Aspen Growth Portfolio                           4,033      $ 4.39       $ 18        1.20 %          - %     (27.29)%
      Janus Aspen Aggressive Growth Portfolio               14,497       24.97        362        1.20            -       (28.69)
      Janus Aspen Capital Appreciation Portfolio                 0           -          0        1.20         0.41       (16.56)
      Janus Aspen Worldwide Growth Portfolio                   136        4.53          1        1.20         0.54       (26.29)
      Janus Aspen Balanced Portfolio                         1,273        8.42         11        1.20         2.45        (7.42)
      T. Rowe Price Prime Reserve Portfolio                  3,978       20.07         80        1.20         1.45         0.41
      T. Rowe Price Limited Term Bond Portfolio              5,185       30.41        158        1.20         4.80         4.31
      T. Rowe Price Equity Income Portfolio                  6,294        9.82         62        1.20         1.71       (14.03)
      T. Rowe Price Personal Strategy Balanced Portfolio     9,987       26.86        268        1.20         2.55        (8.77)
      T. Rowe Price Mid-Cap Growth Portfolio                   376        7.95          3        1.20            - ***   (20.54)##
      Vanguard REIT Index Portfolio                             77        9.37          1        1.20            - ***    (6.26)##

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.
   ## For the period May 1, 2002 through December 31, 2002.
  *** Annualized.

7.    DIVERSIFICATION REQUIREMENTS
      ----------------------------
      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.